UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: December 31 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  February 6 2001

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $109,249





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ----
---- --------
ABBOTT LABORATORIES            COM              002824100     3376 69702.00 SH       SOLE                 69702.00
ALCOA INC                      COM              013817101     2256 67345.00 SH       SOLE                 67345.00
AMERICAN INTL GROUP            COM              026874107     5525 56051.00 SH       SOLE                 56051.00
AMGEN INC.                     COM              031162100     3816 59687.00 SH       SOLE                 59687.00
APPLIED MATERIALS INC.         COM              038222105     1681 44010.00 SH       SOLE                 44010.00
AVERY DENNISON                 COM              053611109     3240 59045.00 SH       SOLE                 59045.00
AXA FINANCIAL INC.             COM              002451102      807 14440.00 SH       SOLE                 14440.00
BB&T CORP.                     COM              054937107     3981 106686.00SH       SOLE                106686.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     3483 90775.00 SH       SOLE                 90775.00
BOEING                         COM              097023105     2181 33040.00 SH       SOLE                 33040.00
CINTAS CORP.                   COM              172908105     3008 56547.00 SH       SOLE                 56547.00
CISCO SYSTEMS                  COM              17275R102     2566 67090.00 SH       SOLE                 67090.00
DOLLAR GENERAL                 COM              256669102     2136 113175.00SH       SOLE                113175.00
DOVER CORP.                    COM              260003108     2790 68775.00 SH       SOLE                 68775.00
ECOLAB INC                     COM              278865100     2085 48270.00 SH       SOLE                 48270.00
EMERSON ELECTRIC               COM              291011104     2967 37645.00 SH       SOLE                 37645.00
EXPEDITORS INTL                COM              302130109     4255 79260.00 SH       SOLE                 79260.00
EXXON-MOBIL                    COM              30231G102     3625 41698.00 SH       SOLE                 41698.00
GENERAL ELECTRIC               COM              369604103      467  9750.00 SH       SOLE                  9750.00
GLIATECH INC.                  COM              37929C103      473 116400.00SH       SOLE                116400.00
HARMONIC INC.                  COM              413160102      413 72675.00 SH       SOLE                 72675.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     4331 69710.00 SH       SOLE                 69710.00
HEWLETT-PACKARD                COM              428236103     1933 61241.00 SH       SOLE                 61241.00
ILLINOIS TOOL WORKS            COM              452308109     2937 49315.00 SH       SOLE                 49315.00
INTEL                          COM              458140100     2280 75842.00 SH       SOLE                 75842.00
KEYCORP                        COM              493267108      547 19518.00 SH       SOLE                 19518.00
LEXMARK INTL GROUP INC. - CL A COM              529771107     1640 37005.00 SH       SOLE                 37005.00
MCDONALD'S                     COM              580135101     3095 91044.00 SH       SOLE                 91044.00
MERCK                          COM              589331107      550  5875.00 SH       SOLE                  5675.00
MICROSOFT                      COM              594918104     2268 52291.00 SH       SOLE                 52291.00
NORTEL NETWORKS CORP           COM              656568102     1998 62305.00 SH       SOLE                 62305.00
PARAMETRIC TECHNOLOGY          COM              699173100     1309 97435.00 SH       SOLE                 97435.00
PEPSICO                        COM              713448108     3672 74095.00 SH       SOLE                 74095.00
PFIZER                         COM              717081103     4267 92754.00 SH       SOLE                 92754.00
PROCTER & GAMBLE               COM              742718109     3048 38855.00 SH       SOLE                 38855.00
ROYAL DUTCH PETROLEUM          COM              780257804     2998 49505.00 SH       SOLE                 49505.00
SBC COMMUNICATIONS             COM              78387G103     2256 47237.00 SH       SOLE                 47237.00
SCHERING-PLOUGH                COM              806605101     3861 68034.00 SH       SOLE                 68034.00
SENSORMATIC ELECTRONICS        COM              817265101     2078 103560.00SH       SOLE                103560.00
SOVEREIGN BANCORP              COM              845905108     1509 185771.00SH       SOLE                185771.00
WALGREEN                       COM              931422109      712 17017.00 SH       SOLE                 17017.00
WATSON PHARMACEUTICALS         COM              942683103     3763 73505.00 SH       SOLE                 73505.00
WELLS FARGO COMPANY            COM              949746101     3068 55095.00 SH       SOLE                 55095.00